Income taxes and deferred taxes - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes and deferred taxes
Income tax paid or payable by subsidiaries	€ 1,800,000	€ 366,000
Liability for uncertain tax positions	600,000	2,600,000
Current tax liability	3,654,000	2,808,000
Uncertain tax positions	2,000,000.0
Increase in current tax liability	1,600,000
Increase in current tax expense	1,600,000
Deferred tax income/(expense)	10,000	4,000	€ 11,000
Belgian entity tax losses	108,200,000	79,000,000.0	56,300,000
Australian entity tax losses	€ 2,600,000	€ 1,200,000	€ 800,000
Research and Development Expenses [Member]
Income taxes and deferred taxes
Amortization period, in years	5 years